Leases - Lessee: Amounts of Lease Liabilities Due in Each of Next Five Years and Thereafter (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Operating And Finance Lease Payments Due Abstract [Abstract]
Finance leases, 2021	¥ 485
Finance leases, 2022	484
Finance leases, 2023	482
Finance leases, 2024	477
Finance leases, 2025	473
Thereafter	848
Total lease payments	3,249
Less imputed interest	(409)
Total Lease Liability	2,840
Operating leases, 2021	45,303
Operating leases, 2022	30,701
Operating leases, 2023	26,884
Operating leases, 2024	23,861
Operating leases, 2025	21,649
Thereafter	135,909
Total lease payments	284,307
Less imputed interest	(17,517)
Total lease liabilities	¥ 266,790